Cash Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Aug. 12, 2021	Aug. 13, 2020	Mar. 25, 2021	Aug. 22, 2019	Mar. 21, 2019
Disclosure of dividends [text block] [Abstract]
Dividend paid	$ 7,821	$ 4,360	$ 8,288	$ 5,361	$ 5,455
Dividend per share	$ 0.16	$ 0.09	$ 0.17
Dividend per share excluding treasury shares				$ 0.04	$ 0.04